PRE-OPENING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
PRE-OPENING EXPENSES
Schedule of pre-opening expenses incurred during the hotel pre-opening period

	Years Ended December 31,
	2017	2018	2019
Rents	192	221	460
Personnel costs	6	18	14
Others	8	16	28

Total	206	255	502